Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	31,750,000
Proposed Maximum Offering Price per Unit	0.7875
Maximum Aggregate Offering Price	$ 25,003,125.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,452.93
Offering Note	Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions.

Amount registered consists of up to 31,750,000 shares of the registrant’s common stock, par value $0.001 per share (“common stock”), that may be offered and sold from time to time by the selling stockholder.

The proposed maximum offering price per share is estimated in accordance with Rule 457(c), solely for the purpose of calculating the registration fee based on the average of the high and low prices of the common stock as reported on the Nasdaq Capital Market on June 26, 2026.